Goodwill and Other Intangible Assets - Tax benefit related to goodwill (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Predecessor
Amount of book goodwill from the acquisition of California Check Cashing Services that exceeded the amount of tax goodwill	$ 46,775